Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income (Loss) (in thousands)(5) ($)
					Total Shareholder Return(4) ($)
2025	2,540,204	3,710,551	1,229,606	684,822	28.86	87,014
2024	6,273,192	2,696,954	4,167,434	709,909	22.44	(187,353)
2023	8,932,076	3,436,404	3,043,725	1,669,962	56.37	(152,992)

(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Jasbir Seehra	Keith Regnante, Esther Cho, Christopher Rovaldi
2024	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi, Yung Chyung
2023	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi

(2)
The Summary Compensation Table totals reflected are as reported for the PEO and the average of the non-PEO NEOs for each of 2025, 2024 and 2023.

(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “StockAwards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Fair Value as of the Vesting Date of Awards that were Granted and Vested During the Applicable Year ($)	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	Deduct: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Applicable Year ($)*	CAP ($)*
2025	PEO	2,540,204	(1,426,280)	1,842,580	737,485	—	16,562	—	3,710,551
	Average Non-PEO NEOs	1,229,606	(600,160)	597,227	62,906	115,830	(188,890)	(531,697)	684,822

*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2025
Expected Term	4.10 – 9.00 years
Strike Price	$46.30 – $70.93
Volatility	82.13% – 86.05%
Dividend Yield	0.0% – 0.0%
Risk-Free Interest Rate	3.59% – 4.44%

(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our common stock at the end of each fiscal year. In each case, assumes reinvestment of dividends and an initial investment of $100 on December 31, 2020.

(5)
The dollar amounts reported represent the net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Jasbir Seehra	Keith Regnante, Esther Cho, Christopher Rovaldi
2024	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi, Yung Chyung
2023	Jasbir Seehra	Keith Regnante, Simon Cooper, Christopher Rovaldi

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our common stock at the end of each fiscal year. In each case, assumes reinvestment of dividends and an initial investment of $100 on December 31, 2020.

PEO Total Compensation Amount	$ 2,540,204	$ 6,273,192	$ 8,932,076
PEO Actually Paid Compensation Amount	$ 3,710,551	2,696,954	3,436,404
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “StockAwards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Fair Value as of the Vesting Date of Awards that were Granted and Vested During the Applicable Year ($)	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	Deduct: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Applicable Year ($)*	CAP ($)*
2025	PEO	2,540,204	(1,426,280)	1,842,580	737,485	—	16,562	—	3,710,551
	Average Non-PEO NEOs	1,229,606	(600,160)	597,227	62,906	115,830	(188,890)	(531,697)	684,822

*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2025
Expected Term	4.10 – 9.00 years
Strike Price	$46.30 – $70.93
Volatility	82.13% – 86.05%
Dividend Yield	0.0% – 0.0%
Risk-Free Interest Rate	3.59% – 4.44%

Non-PEO NEO Average Total Compensation Amount	$ 1,229,606	4,167,434	3,043,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 684,822	709,909	1,669,962
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Dr. Seehra and average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:
Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “StockAwards” and “Option Awards” Columns in the SCT for Applicable Year ($)*	Add: Fair Value at Applicable Year End of Awards Granted During Applicable Year that Remain Unvested as of Applicable Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the End of the Applicable Year of Awards Granted During Prior Year that Were Outstanding and Unvested as of Applicable Year End ($)*	Add: Fair Value as of the Vesting Date of Awards that were Granted and Vested During the Applicable Year ($)	Add: Change in Fair Value as of the Vesting Date of Prior Years’ Awards that Vested During the Applicable Year ($)*	Deduct: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Applicable Year ($)*	CAP ($)*
2025	PEO	2,540,204	(1,426,280)	1,842,580	737,485	—	16,562	—	3,710,551
	Average Non-PEO NEOs	1,229,606	(600,160)	597,227	62,906	115,830	(188,890)	(531,697)	684,822

*
Amount of equity award adjustments may differ from amount reported in the table above due to rounding. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Assumptions	As of the Measurement Dates in Fiscal Year 2025
Expected Term	4.10 – 9.00 years
Strike Price	$46.30 – $70.93
Volatility	82.13% – 86.05%
Dividend Yield	0.0% – 0.0%
Risk-Free Interest Rate	3.59% – 4.44%

Equity Valuation Assumption Difference, Footnote
Assumptions	As of the Measurement Dates in Fiscal Year 2025
Expected Term	4.10 – 9.00 years
Strike Price	$46.30 – $70.93
Volatility	82.13% – 86.05%
Dividend Yield	0.0% – 0.0%
Risk-Free Interest Rate	3.59% – 4.44%

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 28.86	22.44	56.37
Net Income (Loss)	$ 87,014,000	$ (187,353,000)	$ (152,992,000)
PEO Name	Jasbir Seehra
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	4 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	9 years
Share Price, Minimum	$ 46.3
Share Price, Maximum	$ 70.93
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	82.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	86.05%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Maximum	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.44%
Compensation Actually Paid vs. Net Loss [Text Block]
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,426,280)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,842,580
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,485
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,562
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,160)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	597,227
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,906
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,830
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,890)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (531,697)